Fair Value Measurements	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8—Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects Management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.
As of September 30, 2025, assets held in the Trust Account were comprised of $46 in cash and $419,571,007 invested in U.S. Treasury Bills.
The following table presents information about the Company’s assets that are measured at amortized cost on a recurring basis at September 30, 2025:

	Held to Maturity	Amortized Cost	Unrealized Gain	Fair Value
September 30, 2025
U.S. Treasury Securities (Mature on 11/13/25 and 12/4/25)		$419,552,420	$18,587	$419,571,007
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2025:

	Level	Fair Value
September 30, 2025
Subscription agreement liability	3	$36,544,215
The subscription agreement liability was accounted for as a liability in accordance with ASC
815-40
and is presented within current liabilities on the unaudited condensed consolidated balance sheet as of September 30, 2025. The subscription agreement liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of subscription agreement liability in the unaudited condensed consolidated statements of operations.
The subscription agreement liability was valued using a Probability Weighted Expected Return Method (“PWERM”) with an underlying Put Option Pricing Model using a Black Scholes Model (“BSM”) which is considered to be a Level 3 fair value measurement.

The key inputs into the PWERM model for the subscription agreement liability were as follows:

	September 8, 2025	September 30, 2025
Market price of Public Shares	$10.20	$12.86
Term (years)	0.53	0.47
Risk-free rate	3.83%	3.85%
Volatility	8.71%	10.06%
Likelihood of completing a business combination	95%	95%

Subscription Agreement Liability
Fair value as of September 8, 2025	$6,044,986
Change in valuation inputs or other assumptions	30,499,229

Fair value as of September 30, 2025	$36,544,215

Public Warrants
The fair value of the Public Warrants is $3,177,450 or $0.307 per Public Warrant at the Initial Public Offering. The fair value of Public Warrants was determined using a Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

May 15, 2025
Market price of Public Shares	$9.923
Term (years)	2.96
Risk-free rate	3.95%
Volatility	6.1%
Likelihood of completing a business combination	19.2%